Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 463,641,982.35
Total Fee Amount	64,028.97
Total Offset Amount	0.00
Net Fee	$ 64,028.97
Offering Table N/A
Offset Table N/A	N/A